Long-Lived Assets - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Lived Assets
Estimated life of the patents	20 years
Amortization expense related to intellectual property	$ 122	$ 103